SECURTER SYSTEMS INC.	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
SECURTER SYSTEMS INC.

On February 26, 2019, the Company entered into an agreement with Securter Inc., in terms of which a newly formed corporation, Securter Systems Inc. (“SSI”) would acquire all the assets and liabilities of Securter Inc. Upon incorporation, SSI issued 25,937,594 Class A common shares (“Original Class A Common Shares”) to the shareholders of Securter Inc. and 100,000 Class B common shares to the Company. Each Class B common share is non-participating and carries 1,000 votes. The Company shall have the right to purchase up to 30.3% Original Class A Common Shares of SSI at a price of US$0.23 per share for a total purchase consideration of up to US$3,000,000.

As at December 31, 2019, SSI had 26,064,546 Original Class A Common Shares issued and outstanding whereby the Company held 126,951 of Original Class A Common Shares of SSI. Together with the Company’s holding in Class B common shares, the Company held a voting interest of 79.4% and a participating economic interest of 0.49% as at December 31, 2019. During the period January 1, 2020 to September 8, 2020, SSI issued a further 733,482 Original Class A Common Shares to the Company, giving the Company a voting interest of 79.1% and a participating economic interest of 3.13% or 860,433 Original Class A Common Shares in SSI as at September 8, 2020.

On September 8, 2020, SSI effected a reorganization of its capital structure. All the issued and outstanding Original Class A Common Shares and Class B shares of SSI were cancelled, and new Class A shares (“New Class A Common Shares”) were issued. As a result of the reorganization, the Company received 4,396,000 New Class A Common Shares or 16% ownership of SSI in exchange for the Company’s return of its 860,433 Original Class A Common Shares and its 100,000 Class B common shares. Consequently, the Company ceased to hold voting control of SSI on September 8, 2020. The reorganization is accounted for as the disposition of SSI, the subsidiary by the Company. The fair value of the consideration received, the 4,396,000 New Class Common Shares or 16% economic interest in SSI is estimated at $Nil. This is based on the early stage of the business project of SSI and the uncertainty of ability to finance the development cost to commercialization of SSI’s business project.

As of the date of disposal on September 8, 2020, the carrying value of SSI net assets and the loss on the spin-out are as follows:

	September 8, 2020
	$

Intangible assets		29,840
Total non-current assets		29,840

Cash		17,086
Sales tax receivable		12,730
Total current assets		29.816

Accounts payable and accrued liabilities		(31,095)
Loan from non-controlling shareholders		(29,380)
Total current liabilities		(60,475)

Total net liabilities		(819)

The Company’s share of net assets		286,570
Non-controlling interest’s share of net liabilities		(287,389)

Total net liabilities		(819)

Cash consideration received		-
Cash and cash equivalent disposal of		(17,086)
Net cash (disposal of)		(17,086)

Fair value of consideration received		-
The Company’s share of net assets		(286,570)

Loss on Spin-out of SSI		(286,570)

	January 1 to September 8, 2020		January 1 to December 31, 2019
	$		$
LOSS FOR THE PERIODS FROM DISCONTINUED OPERATIONS

EXPENSES
Accounting, Audit and Legal		5,720		67,837
Advertising and Promotion		-		74,669
Consulting Fees		12,739		16,200
Development Costs		97,579		-
Exchange Rate Loss		2,371		-
Interest and Bank Charges		297		137
General and Administration Expenses		2,700		-
Salaries		6,231		-

		127,637		158,843

	January 1 to September 8, 2020		January 1 to December 31, 2019
CASH PROVIDED BY (USED FOR):	$		$

DISCONTINUED OPERATIONS ACTIVITIES
Net Loss for the Periods		(127,637)		(158,843)
Adjustments for:
Operating expenses contributed by shareholders		126,843		158,923

		(794)		80
Non-Cash Items:
Change in amounts receivable		(12,659)		(72)
Change in trade and other payables		30,531		-

Net cash from (used in) discontinued operations		17,078		8

INCREASE IN CASH		17,078		8

Cash, Beginning of the Period		8		-

CASH, END OF THE PERIOD		17,086		8

During the year ended December 31, 2020, the Company had net cash used in the investment activities related to SSI:

Cash used in investing activities related to Securter System Inc.:
Cash invested in Securter Systems Inc.	(128,815)	(158,923)
Unspent cash balance in Securter Systems Inc. end of December 31, 2019	-	8
Securter Systems Inc.’s cash disposed on deconsolidation	(17,086)	-

Net cash (used in) investment in discontinued operations	(145,901)	(158,915)